SUBSEQUENT EVENTS IN CONNECTION WITH REISSUANCE	12 Months Ended
Dec. 31, 2024
Subsequent Events In Connection With Reissuance
SUBSEQUENT EVENTS IN CONNECTION WITH REISSUANCE

20)	Subsequent Events in Connection with Reissuance (“unaudited”)

As described in Note 3B, the Company is reissuing its 2024 financial statements in order to apply the effects of a reverse stock split that occurred subsequent to the issuance of the 2024 financial statements. In connection with the reissuance of these financial statements, the Company has considered whether there are other subsequent events that have occurred since March 12, 2025 and through February 2, 2026 that require recognition or disclosure in the 2024 financial statements and believes that there are no such events.